Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Research & Development Expenses	$ 1,210,216	$ 454,505	$ 1,968,591	$ 2,197,936	$ 3,216,933	$ 3,291,417
General & Administrative	1,227,177	167,703	1,878,831	987,677	1,120,560	1,153,672
Licensing					5,154	1,210
Loss from Operations	(2,437,393)	(622,208)	(3,847,422)	(3,185,613)	(4,342,647)	(4,446,299)
OTHER INCOME/EXPENSE
Interest Income		1	1	2	2
Interest Expense	(437,839)	(1,352,783)	(2,044,283)	(3,141,405)	(3,448,939)	(1,808,386)
Total Other Expense	(437,839)	(1,352,782)	(2,044,282)	(3,141,403)	(3,448,937)	(1,808,386)
NET LOSS	(2,875,232)	(1,974,990)	(5,891,704)	(6,327,016)	(7,791,584)	(6,254,685)
Cumulative Series A Preferred Stock Dividend Requirement		(31,250)	(31,250)	(93,750)	(125,000)	(125,000)
NET LOSS available to common shareholders	$ (2,875,232)	$ (2,006,240)	$ (5,922,954)	$ (6,420,766)	$ (7,916,584)	$ (6,379,685)
Basic Weighted Average Common Shares Outstanding (in Shares)	15,897,460	5,340,000	9,249,951	10,526,154
Diluted Weighted Average Common Shares Outstanding (in Shares)	15,897,460	5,340,000	9,249,951	10,526,154
Basic Loss per Common Share Outstanding (in Dollars per share)	$ (0.18)	$ (0.38)	$ (0.64)	$ (0.61)
Diluted Loss per Common Share Outstanding (in Dollars per share)	$ (0.18)	$ (0.38)	$ (0.64)	$ (0.61)
Class A
OTHER INCOME/EXPENSE
Basic Weighted Average Common Shares Outstanding (in Shares)					5,340,000	4,990,000
Diluted Weighted Average Common Shares Outstanding (in Shares)					5,340,000	4,990,000
Basic Loss per Common Share Outstanding (in Dollars per share)					$ (1.48)	$ (1.28)
Diluted Loss per Common Share Outstanding (in Dollars per share)					$ (1.48)	$ (1.28)